Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Diluted earnings per share [abstract]
Profit/(loss) attributable to the parent	€ 8,124	€ (8,771)	€ 6,515
Remuneration of contingently convertible preference shares (CCP)	(566)	(552)	(595)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	0	0	0
Profit attributable to ordinary equity holders of parent including dilutive effects	7,558	(9,323)	5,920
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0	0
Profit or loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 7,558	€ (9,323)	€ 5,920
Weighted average number of shares outstanding (in shares)	17,272,055,430	17,316,288,908	16,348,415,883
Dilutive effect of options/rights on shares (in shares)	48,972,459		35,891,644
Impact factor correction (in shares)			712,361,197
Adjusted number of shares (in shares)	17,321,027,889	17,316,288,908	17,096,668,724
Total diluted earnings (loss) per share (in euro per share)	€ 0.436	€ (0.538)	€ 0.346
Diluted earnings per share from discontinued operations (in euro per share)	0	0	0
Diluted earnings per share from continuing operations (in euro per share)	€ 0.436	€ (0.538)	€ 0.346